Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ 421,954	$ 81,948	$ 129,986	$ 274,756
Administrative fee – related party	30,000	30,000	50,000	120,000
Loss from operations	(451,954)	(111,948)	(179,986)	(394,756)
Interest income from investments held in Trust Account	14,265	3,946	6,444	16,003
Net loss	$ (437,689)	$ (108,002)	$ (173,542)	$ (378,753)
Weighted average shares outstanding of ordinary shares, basic and diluted (in Shares)	20,450,000	20,450,000	15,791,091	20,450,000
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.02)